                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-2111

                       RIVERSOURCE LARGE CAP SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
        (Address of principal executive offices)                      (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 4/30

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                       RIVERSOURCE DISCIPLINED EQUITY FUND

                                AT APRIL 30, 2009



APRIL 30, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (98.3%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.6%)
General Dynamics                                        144,205            $7,451,073
United Technologies                                      64,197             3,135,381
                                                                      ---------------
Total                                                                      10,586,454
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.4%)
CH Robinson Worldwide                                    53,839(d)          2,862,081
FedEx                                                    68,133(d)          3,812,723
                                                                      ---------------
Total                                                                       6,674,804
-------------------------------------------------------------------------------------


AIRLINES (0.1%)
Southwest Airlines                                      273,867             1,911,592
-------------------------------------------------------------------------------------


AUTOMOBILES (0.8%)
Ford Motor                                            1,518,855(b,d)        9,082,754
General Motors                                          561,121(d)          1,077,352
Harley-Davidson                                         144,208(d)          3,195,649
                                                                      ---------------
Total                                                                      13,355,755
-------------------------------------------------------------------------------------


BEVERAGES (3.4%)
Brown-Forman Cl B                                        42,720             1,986,480
Coca-Cola                                               568,927(d)         24,492,307
PepsiCo                                                 690,410            34,354,802
                                                                      ---------------
Total                                                                      60,833,589
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (3.1%)
Amgen                                                   920,130(b)         44,598,701
Cephalon                                                 51,854(b,d)        3,402,141
Gilead Sciences                                         157,104(b,d)        7,195,363
                                                                      ---------------
Total                                                                      55,196,205
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (--%)
Masco                                                    40,969               362,985
-------------------------------------------------------------------------------------


CAPITAL MARKETS (2.1%)
Charles Schwab                                           99,290             1,834,879
E*TRADE Financial                                       256,004(b,d)          366,086
Goldman Sachs Group                                      43,786(d)          5,626,501
Morgan Stanley                                          998,145(d)         23,596,148
State Street                                            155,918(d)          5,321,481
T Rowe Price Group                                       28,175(d)          1,085,301
                                                                      ---------------
Total                                                                      37,830,396
-------------------------------------------------------------------------------------


CHEMICALS (1.6%)
CF Inds Holdings                                         31,771             2,289,101
Dow Chemical                                          1,195,427(d)         19,126,832
EI du Pont de Nemours & Co                              125,659(d)          3,505,886
PPG Inds                                                 66,308(d)          2,920,867
                                                                      ---------------
Total                                                                      27,842,686
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (1.2%)
BB&T                                                    186,327(d)          4,348,872
Comerica                                                 33,569(d)            704,278
Fifth Third Bancorp                                     125,838(d)            515,936
First Horizon Natl                                       17,631                44,891
Huntington Bancshares                                   363,386(d)          1,013,847
KeyCorp                                                  49,391(d)            303,755
Marshall & Ilsley                                       169,248(d)            978,253
PNC Financial Services Group                            252,646(d)         10,030,046
SunTrust Banks                                          164,950(d)          2,381,878
Synovus Financial                                       135,983(d)            439,225
Wells Fargo & Co                                         56,909(d)          1,138,749
                                                                      ---------------
Total                                                                      21,899,730
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.4%)
Avery Dennison                                           38,795             1,114,968
Republic Services                                       155,704             3,269,784
RR Donnelley & Sons                                      79,664               928,086
Waste Management                                         82,854(d)          2,209,716
                                                                      ---------------
Total                                                                       7,522,554
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (1.6%)
Cisco Systems                                           243,408(b)          4,702,643
Corning                                                 625,708(d)          9,147,851
Motorola                                                248,544(d)          1,374,448
QUALCOMM                                                297,886            12,606,535
                                                                      ---------------
Total                                                                      27,831,477
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (3.3%)
Dell                                                    817,705(b,d)        9,501,732
IBM                                                     434,929(d,e)       44,889,022
Lexmark Intl Cl A                                       180,264(b,d)        3,536,780
QLogic                                                   13,002(b,d)          184,368
                                                                      ---------------
Total                                                                      58,111,902
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.2%)
Fluor                                                    75,474             2,858,200
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.2%)
American Express                                         68,310(d)          1,722,778
SLM                                                     210,091(b,d)        1,014,740
                                                                      ---------------
Total                                                                       2,737,518
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.1%)
Genuine Parts                                            54,416(d)          1,847,967
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.4%)
Apollo Group Cl A                                        76,630(b)          4,823,859
H&R Block                                               178,523             2,702,838
                                                                      ---------------
Total                                                                       7,526,697
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (4.3%)
Bank of America                                       3,198,568(d)         28,563,212
CIT Group                                               293,875(d)            652,403
Citigroup                                             5,968,599(d)         18,204,227
JPMorgan Chase & Co                                     863,779(d)         28,504,707
                                                                      ---------------
Total                                                                      75,924,549
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
Embarq                                                   51,587             1,886,021
Frontier Communications                                 173,926             1,236,614
Verizon Communications                                  482,010            14,624,183
                                                                      ---------------
Total                                                                      17,746,818
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (1.2%)
Northeast Utilities                                      90,561             1,903,592
Progress Energy                                          95,261(d)          3,250,305
Southern                                                557,473(d)         16,099,821
                                                                      ---------------
Total                                                                      21,253,718
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.3%)
Emerson Electric                                        155,014(d)          5,276,677
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.3%)
FLIR Systems                                             50,365(b)          1,117,096
Tyco Electronics                                        224,407(c,d)        3,913,658
                                                                      ---------------
Total                                                                       5,030,754
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.7%)
Baker Hughes                                            135,996(d)          4,838,738
BJ Services                                              28,508(d)            395,976
Diamond Offshore Drilling                                28,896(d)          2,092,359
ENSCO Intl                                               84,641             2,393,647
Halliburton                                             345,824             6,992,562
Nabors Inds                                              60,736(b,c,d)        923,795
Natl Oilwell Varco                                      197,191(b)          5,970,943


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE DISCIPLINED EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
ENERGY EQUIPMENT & SERVICES (CONT.)
Noble                                                    84,450(d)         $2,308,019
Smith Intl                                               50,852             1,314,524
Weatherford Intl                                        137,134(b,d)        2,280,538
                                                                      ---------------
Total                                                                      29,511,101
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (3.4%)
SUPERVALU                                                79,252(d)          1,295,770
SYSCO                                                   103,485(d)          2,414,305
Walgreen                                                155,755             4,895,380
Wal-Mart Stores                                       1,033,663            52,096,615
                                                                      ---------------
Total                                                                      60,702,070
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.3%)
Campbell Soup                                            74,438(d)          1,914,545
Dean Foods                                               27,032(b)            559,562
General Mills                                           244,453            12,391,323
JM Smucker                                               66,166(d)          2,606,940
Kellogg                                                  91,146             3,838,158
Sara Lee                                                136,099             1,132,344
                                                                      ---------------
Total                                                                      22,442,872
-------------------------------------------------------------------------------------


GAS UTILITIES (0.1%)
Questar                                                  71,190             2,115,767
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Becton Dickinson & Co                                    52,477(d)          3,173,809
Covidien                                                182,195(c)          6,008,791
Varian Medical Systems                                   52,680(b,d)        1,757,932
                                                                      ---------------
Total                                                                      10,940,532
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (1.5%)
Cardinal Health                                          71,711             2,423,115
CIGNA                                                   310,306             6,116,131
DaVita                                                   54,848(b)          2,543,302
Quest Diagnostics                                       108,761             5,582,702
UnitedHealth Group                                      420,955             9,900,861
                                                                      ---------------
Total                                                                      26,566,111
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (3.1%)
Intl Game Technology                                    117,047             1,445,530
McDonald's                                              991,019            52,811,403
Wyndham Worldwide                                        46,479               542,875
                                                                      ---------------
Total                                                                      54,799,808
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.5%)
Black & Decker                                           29,679(d)          1,196,064
Centex                                                  121,143             1,325,304
DR Horton                                               125,815(d)          1,641,886
KB Home                                                  36,839               665,681
Leggett & Platt                                         116,545             1,673,587
Lennar Cl A                                              85,838(d)            836,062
Pulte Homes                                             111,499(d)          1,283,353
Stanley Works                                            13,005(d)            494,580
                                                                      ---------------
Total                                                                       9,116,517
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (5.0%)
Clorox                                                   74,104             4,153,529
Colgate-Palmolive                                       212,124(d)         12,515,316
Kimberly-Clark                                           79,020             3,883,043
Procter & Gamble                                      1,385,170(d)         68,482,805
                                                                      ---------------
Total                                                                      89,034,693
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (--%)
Constellation Energy Group                               19,392               466,959
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.6%)
3M                                                      102,989(d)          5,932,166
Textron                                                 114,451(d)          1,228,059
Tyco Intl                                               140,606(c)          3,340,799
                                                                      ---------------
Total                                                                      10,501,024
-------------------------------------------------------------------------------------


INSURANCE (6.0%)
ACE                                                      95,219(c)          4,410,544
AFLAC                                                   138,963(d)          4,014,641
Allstate                                                913,087            21,302,319
Ambac Financial Group                                   288,197(d)            262,259
American Intl Group                                   1,536,860(d)          2,120,867
Aon                                                     192,726             8,133,037
Assurant                                                 63,505             1,552,062
Chubb                                                   121,628             4,737,411
Cincinnati Financial                                     28,900(d)            692,155
Genworth Financial Cl A                                 656,721(d)          1,549,862
Hartford Financial Services Group                       200,394             2,298,519
Lincoln Natl                                            120,907             1,358,995
Marsh & McLennan Companies                              179,917             3,794,450
MBIA                                                    209,475(b,d)          990,817
MetLife                                                 374,982(d)         11,155,715
Principal Financial Group                               154,735             2,528,370
Progressive                                             656,390(b)         10,029,639
Prudential Financial                                    135,671             3,918,178
Torchmark                                                66,836(d)          1,960,300
Travelers Companies                                     454,944            18,716,395
Unum Group                                              120,100(d)          1,962,434
XL Capital Cl A                                         210,930(c)          2,005,944
                                                                      ---------------
Total                                                                     109,494,913
-------------------------------------------------------------------------------------


IT SERVICES (1.0%)
Affiliated Computer Services Cl A                        20,399(b)            986,904
Automatic Data Processing                               242,481(d)          8,535,331
Computer Sciences                                        62,990(b)          2,328,110
MasterCard Cl A                                          12,360(d)          2,267,442
Paychex                                                  98,702(d)          2,665,941
Total System Services                                    17,806               222,041
                                                                      ---------------
Total                                                                      17,005,769
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.3%)
Brunswick                                               100,213(d)            599,274
Eastman Kodak                                           232,404(d)            708,832
Hasbro                                                   24,216               645,599
Mattel                                                  221,386(d)          3,311,934
                                                                      ---------------
Total                                                                       5,265,639
-------------------------------------------------------------------------------------


MACHINERY (1.6%)
Cummins                                                  95,151             3,235,134
Deere & Co                                              154,045             6,355,896
Dover                                                    34,526(d)          1,062,710
Eaton                                                    37,910             1,660,458
Flowserve                                                23,515             1,596,669
Illinois Tool Works                                     168,056(d)          5,512,237
Ingersoll-Rand Cl A                                     250,754(c)          5,458,915
Manitowoc                                                41,277(d)            245,598
Parker Hannifin                                          58,170             2,638,010
                                                                      ---------------
Total                                                                      27,765,627
-------------------------------------------------------------------------------------


MEDIA (1.5%)
CBS Cl B                                                225,050             1,584,352
Comcast Cl A                                            984,023(d)         15,212,995
DIRECTV Group                                           204,716(b,d)        5,062,627
Gannett                                                 498,635(d)          1,949,663
Meredith                                                 14,134               354,481
New York Times Cl A                                     109,515(d)            589,191
News Corp Cl A                                          259,074(d)          2,139,951
                                                                      ---------------
Total                                                                      26,893,260
-------------------------------------------------------------------------------------


METALS & MINING (1.0%)
AK Steel Holding                                        105,674             1,374,819
Alcoa                                                   279,008(d)          2,530,603
Freeport-McMoRan Copper & Gold                          155,338(d)          6,625,165
Nucor                                                   145,212(d)          5,908,676
United States Steel                                      45,547(d)          1,209,273
                                                                      ---------------
Total                                                                      17,648,536
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.6%)
Big Lots                                                 49,161(b)          1,358,810
Family Dollar Stores                                    137,895             4,576,735
JC Penney                                                50,077             1,536,863
Kohl's                                                   65,693(b,d)        2,979,178
Macy's                                                   66,493(d)            909,624
                                                                      ---------------
Total                                                                      11,361,210
-------------------------------------------------------------------------------------


MULTI-UTILITIES (1.1%)
Consolidated Edison                                     144,018(d)          5,347,388
PG&E                                                    262,213(d)          9,733,347
SCANA                                                    63,730             1,925,921
Xcel Energy                                             157,291             2,900,446
                                                                      ---------------
Total                                                                      19,907,102
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (13.5%)
Anadarko Petroleum                                      184,214(d)          7,932,255
Apache                                                   49,069             3,575,167
Chesapeake Energy                                       197,230(d)          3,887,403
Chevron                                               1,491,004(d)         98,555,364
ConocoPhillips                                          561,368            23,016,088
CONSOL Energy                                            72,035             2,253,255
EOG Resources                                           104,193(d)          6,614,172
Exxon Mobil                                             563,560(d)         37,572,545
Hess                                                    134,042             7,344,161
Marathon Oil                                            363,777            10,804,177
Massey Energy                                           104,037(d)          1,655,229
Murphy Oil                                               90,076             4,297,526
Occidental Petroleum                                    405,601(d)         22,831,280
Peabody Energy                                           57,691(d)          1,522,465
Pioneer Natural Resources                                 4,948(d)            114,398
Sunoco                                                   54,967(d)          1,457,175
Tesoro                                                   98,048(d)          1,495,232
Valero Energy                                           170,934(d)          3,391,331
Williams Companies                                      255,902             3,608,218
                                                                      ---------------
Total                                                                     241,927,441
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE DISCIPLINED EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


PHARMACEUTICALS (12.9%)
Bristol-Myers Squibb                                    373,524            $7,171,661
Eli Lilly & Co                                          243,102(d)          8,002,918
Forest Laboratories                                     200,439(b)          4,347,522
Johnson & Johnson                                     1,640,525(d)         85,897,889
King Pharmaceuticals                                    400,546(b)          3,156,302
Merck & Co                                              579,260(d)         14,041,262
Mylan                                                    53,769(b,d)          712,439
Pfizer                                                6,000,725(d)         80,169,686
Schering-Plough                                         828,999(d)         19,083,557
Wyeth                                                   198,650(d)          8,422,760
                                                                      ---------------
Total                                                                     231,005,996
-------------------------------------------------------------------------------------


ROAD & RAIL (1.0%)
Burlington Northern Santa Fe                             46,918             3,166,027
CSX                                                      67,309             1,991,673
Norfolk Southern                                        175,256(d)          6,253,135
Ryder System                                             54,245             1,502,044
Union Pacific                                            84,832(d)          4,168,644
                                                                      ---------------
Total                                                                      17,081,523
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.7%)
Altera                                                   43,115(d)            703,206
Intel                                                 2,539,530            40,073,783
Linear Technology                                        91,542(d)          1,993,785
MEMC Electronic Materials                               144,127(b)          2,334,857
Microchip Technology                                     49,886(d)          1,147,378
NVIDIA                                                   95,822(b,d)        1,100,037
Xilinx                                                   54,754             1,119,172
                                                                      ---------------
Total                                                                      48,472,218
-------------------------------------------------------------------------------------


SOFTWARE (3.4%)
Intuit                                                  115,857(b)          2,679,772
Microsoft                                             1,151,519            23,329,775
Oracle                                                1,507,562            29,156,249
Symantec                                                280,447(b,d)        4,837,711
                                                                      ---------------
Total                                                                      60,003,507
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (5.6%)
Abercrombie & Fitch Cl A                                133,207(d)          3,604,581
AutoNation                                                9,006(b)            159,496
AutoZone                                                 17,474(b,d)        2,907,499
Bed Bath & Beyond                                       144,495(b,d)        4,395,538
Best Buy                                                144,404(d)          5,542,226
Gap                                                     286,082             4,445,714
Home Depot                                            1,935,718(d,e)       50,948,098
Limited Brands                                          114,145(d)          1,303,536
Lowe's Companies                                        752,480(d)         16,178,320
Office Depot                                            149,209(b)            386,451
O'Reilly Automotive                                      92,613(b,d)        3,598,015
RadioShack                                               40,362(d)            568,297
Sherwin-Williams                                         53,160(d)          3,010,982
Staples                                                  28,256               582,639
TJX Companies                                            76,140(d)          2,129,636
                                                                      ---------------
Total                                                                      99,761,028
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.6%)
Coach                                                   206,729(b)          5,064,860
Jones Apparel Group                                     116,009             1,071,923
Liz Claiborne                                           229,550             1,088,067
Nike Cl B                                                51,608(d)          2,707,872
VF                                                       25,276(d)          1,498,109
                                                                      ---------------
Total                                                                      11,430,831
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.4%)
Fannie Mae                                            1,336,093(d)          1,022,111
Freddie Mac                                             794,150(d)            615,466
MGIC Investment                                         154,094(d)            394,481
People's United Financial                               278,210             4,345,640
                                                                      ---------------
Total                                                                       6,377,698
-------------------------------------------------------------------------------------


TOBACCO (0.2%)
Lorillard                                                58,203             3,674,355
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.2%)
Fastenal                                                 47,200(d)          1,810,592
WW Grainger                                              29,299(d)          2,457,600
                                                                      ---------------
Total                                                                       4,268,192
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Sprint Nextel                                         1,090,011(b,d)        4,752,448
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $2,701,880,938)                                                 $1,750,457,774
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.6%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.28%              27,957,855(f)        $27,957,855
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $27,957,855)                                                       $27,957,855
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (22.9%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                  407,662,190            $407,662,190
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $407,662,190)                                                     $407,662,190
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,137,500,983)(g)                                              $2,186,077,819
=====================================================================================





INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2009



                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                            LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                        130           $28,275,000       June 2009          $1,192,855





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE DISCIPLINED EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2009.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2009, the value of foreign securities represented 1.5% of net assets.

(d)  At April 30, 2009, security was partially or fully on loan.

(e) At April 30, 2009, investments in securities included securities valued at $6,485,426 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at April 30, 2009.

(g) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $3,137,501,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $45,739,000
     Unrealized depreciation                                                     (997,162,000)
     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(951,423,000)
     ----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                   FAIR VALUE AT APRIL 30, 2009
                                                -----------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS            TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in securities                        $2,186,077,819         $--             $--        $2,186,077,819
Other financial instruments*                          1,192,855          --              --             1,192,855
-----------------------------------------------------------------------------------------------------------------
Total                                            $2,187,270,674         $--             $--        $2,187,270,674
-----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
4 RIVERSOURCE DISCIPLINED EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                             RIVERSOURCE GROWTH FUND

                                AT APRIL 30, 2009



APRIL 30, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (98.7%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.3%)
Boeing                                                  145,473(e)         $5,826,194
Honeywell Intl                                          218,100             6,806,901
Lockheed Martin                                         182,800            14,355,284
                                                                      ---------------
Total                                                                      26,988,379
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.6%)
United Parcel Service Cl B                              142,700(e)          7,468,918
-------------------------------------------------------------------------------------


AIRLINES (0.5%)
Delta Air Lines                                         850,100(b)          5,245,117
-------------------------------------------------------------------------------------


BEVERAGES (2.0%)
PepsiCo                                                 464,864(e)         23,131,633
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (3.2%)
Amgen                                                   105,160(b,e)        5,097,105
Biogen Idec                                             127,400(b)          6,158,516
Celgene                                                 120,500(b,e)        5,147,760
Gilead Sciences                                         321,465(b,e)       14,723,097
Vertex Pharmaceuticals                                  191,700(b,e)        5,908,194
                                                                      ---------------
Total                                                                      37,034,672
-------------------------------------------------------------------------------------


CAPITAL MARKETS (--%)
Lehman Brothers Holdings                                372,416(f)             23,742
-------------------------------------------------------------------------------------


CHEMICALS (2.9%)
Monsanto                                                171,928(e)         14,594,968
Potash Corp of Saskatchewan                             227,400(c)         19,667,826
                                                                      ---------------
Total                                                                      34,262,794
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (5.8%)
Cisco Systems                                         1,590,572(b,e)       30,729,851
QUALCOMM                                                861,189            36,445,519
                                                                      ---------------
Total                                                                      67,175,370
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (9.7%)
Apple                                                   316,559(b,e)       39,832,619
Hewlett-Packard                                       1,389,484(e)         49,993,633
IBM                                                     236,800(e)         24,440,128
                                                                      ---------------
Total                                                                     114,266,380
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.7%)
Foster Wheeler                                          195,300(b)          4,204,809
KBR                                                     265,797             4,151,749
                                                                      ---------------
Total                                                                       8,356,558
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.6%)
Capital One Financial                                   412,100(e)          6,898,554
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (3.8%)
Apollo Group Cl A                                       237,700(b)         14,963,215
Coinstar                                                827,900(b,e)       29,464,961
                                                                      ---------------
Total                                                                      44,428,176
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.6%)
Interactive Brokers Group Cl A                          508,500(b)          7,500,375
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
Qwest Communications Intl                             2,878,935(e)         11,199,057
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.6%)
ABB ADR                                                 489,700(c,e)        6,963,534
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (5.0%)
Natl Oilwell Varco                                      384,000(b)         11,627,520
Noble                                                   722,900(e)         19,756,857
Transocean                                              390,600(b,c)       26,357,688
                                                                      ---------------
Total                                                                      57,742,065
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (4.4%)
CVS Caremark                                          1,227,563            39,011,952
Wal-Mart Stores                                         230,000(e)         11,592,000
                                                                      ---------------
Total                                                                      50,603,952
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (2.8%)
Alcon                                                   125,800(c)         11,574,858
Baxter Intl                                             111,072             5,386,992
Boston Scientific                                       841,591(b,e)        7,077,780
Medtronic                                               252,500             8,080,000
                                                                      ---------------
Total                                                                      32,119,630
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (2.7%)
AmerisourceBergen                                       152,400             5,126,736
Medco Health Solutions                                  222,118(b,e)        9,673,239
UnitedHealth Group                                      237,140             5,577,533
WellPoint                                               260,900(b)         11,156,084
                                                                      ---------------
Total                                                                      31,533,592
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (3.2%)
McDonald's                                              629,100(e)         33,524,739
Royal Caribbean Cruises                                 237,700(e)          3,501,321
                                                                      ---------------
Total                                                                      37,026,060
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.1%)
NVR                                                      26,000(b,e)       13,139,620
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.3%)
3M                                                       55,400             3,191,040
-------------------------------------------------------------------------------------


INSURANCE (3.0%)
ACE                                                     123,600(c)          5,725,152
AFLAC                                                   801,141(e)         23,144,963
Prudential Financial                                    205,600             5,937,728
                                                                      ---------------
Total                                                                      34,807,843
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (2.1%)
Google Cl A                                              60,509(b,e)       23,959,749
-------------------------------------------------------------------------------------


IT SERVICES (1.5%)
MasterCard Cl A                                          95,764(e)         17,567,906
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.6%)
Illumina                                                190,300(b,e)        7,107,705
-------------------------------------------------------------------------------------


MACHINERY (2.4%)
Deere & Co                                              352,400(e)         14,540,024
ITT                                                     208,200             8,538,282
Joy Global                                              172,100(e)          4,388,550
                                                                      ---------------
Total                                                                      27,466,856
-------------------------------------------------------------------------------------


MEDIA (4.9%)
Comcast Cl A                                          1,356,636(e)         20,973,593
Time Warner Cable                                       283,492             9,136,947
Virgin Media                                          3,477,614(d)         26,847,180
                                                                      ---------------
Total                                                                      56,957,720
-------------------------------------------------------------------------------------


METALS & MINING (2.4%)
Barrick Gold                                            461,900(c)         13,441,290
Lihir Gold                                            3,330,123(b,c)        7,258,101
United States Steel                                     257,700(e)          6,841,935
                                                                      ---------------
Total                                                                      27,541,326
-------------------------------------------------------------------------------------


MULTILINE RETAIL (2.1%)
Target                                                  578,100(e)         23,852,406
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.5%)
Public Service Enterprise Group                         178,200             5,317,488
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (2.3%)
Apache                                                  119,600             8,714,056
Devon Energy                                             22,262             1,154,285
Kinder Morgan Management LLC                             42,621(b)                 17
Noble Energy                                            297,800(e)         16,900,150
                                                                      ---------------
Total                                                                      26,768,508
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


PERSONAL PRODUCTS (1.1%)
Mead Johnson Nutrition Cl A                             448,900(b,e)      $12,681,425
-------------------------------------------------------------------------------------


PHARMACEUTICALS (2.9%)
Abbott Laboratories                                     231,200(e)          9,675,720
Allergan                                                 90,600(e)          4,227,396
Mylan                                                   800,100(b,e)       10,601,325
Schering-Plough                                         421,300             9,698,326
                                                                      ---------------
Total                                                                      34,202,767
-------------------------------------------------------------------------------------


PROFESSIONAL SERVICES (0.7%)
FTI Consulting                                          144,300(b,e)        7,919,184
-------------------------------------------------------------------------------------


ROAD & RAIL (1.6%)
CSX                                                     196,700             5,820,353
Union Pacific                                           257,100(e)         12,633,894
                                                                      ---------------
Total                                                                      18,454,247
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.7%)
Intel                                                   720,959(e)         11,376,733
Marvell Technology Group                              2,252,925(b,c)       24,737,117
Microsemi                                             1,346,500(b,e)       18,070,030
                                                                      ---------------
Total                                                                      54,183,880
-------------------------------------------------------------------------------------


SOFTWARE (10.1%)
Macrovision Solutions                                 1,205,400(b)         24,373,188
McAfee                                                  367,300(b,e)       13,788,442
Microsoft                                             1,935,800            39,219,308
Oracle                                                2,143,420            41,453,742
                                                                      ---------------
Total                                                                     118,834,680
-------------------------------------------------------------------------------------


TOBACCO (2.0%)
Philip Morris Intl                                      647,671            23,445,690
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,145,432,874)                                                 $1,147,368,598
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.6%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.28%              18,804,382(g)        $18,804,382
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $18,804,382)                                                       $18,804,382
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (17.8%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                    206,761,153          $206,761,153
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $206,761,153)                                                     $206,761,153
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,370,998,409)(h)                                              $1,372,934,133
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2009.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2009, the value of foreign securities represented 10.0% of net assets.

(d) Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2009, was $26,847,180 representing 2.3% of net assets. Information concerning such security holdings at April 30, 2009, is as follows:

                                                ACQUISITION
     SECURITY                                      DATES                  COST
     ----------------------------------------------------------------------------
     Virgin Media                         01-14-08 thru 08-06-08      $46,277,094


(e)  At April 30, 2009, security was partially or fully on loan.

(f)  This position is in bankruptcy.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at April 30, 2009.

(h) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $1,370,998,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $94,558,000
     Unrealized depreciation                                                     (92,622,000)
     ---------------------------------------------------------------------------------------
     Net unrealized appreciation                                                  $1,936,000
     ---------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
2  RIVERSOURCE GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                     FAIR VALUE AT APRIL 30, 2009
                                                     -----------------------------------------------------------
                                                          LEVEL 1        LEVEL 2
                                                       QUOTED PRICES      OTHER        LEVEL 3
                                                         IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                        MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                          IDENTICAL ASSETS     INPUTS       INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                             $1,372,934,133       $--           $--      $1,372,934,133





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3  RIVERSOURCE GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                        RIVERSOURCE LARGE CAP EQUITY FUND

                                AT APRIL 30, 2009



APRIL 30, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (98.9%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.1%)
AeroVironment                                             8,500(b)           $201,110
American Science & Engineering                            3,213               193,615
Boeing                                                  171,584(d)          6,871,939
Ceradyne                                                 25,331(b)            436,706
General Dynamics                                        172,255             8,900,416
Rockwell Collins                                         33,368(d)          1,279,663
United Technologies                                      99,020             4,836,137
                                                                      ---------------
Total                                                                      22,719,586
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.2%)
CH Robinson Worldwide                                    75,566(d)          4,017,089
Hub Group Cl A                                           11,894(b)            273,562
Pacer Intl                                               46,242               196,066
                                                                      ---------------
Total                                                                       4,486,717
-------------------------------------------------------------------------------------


AIRLINES (0.3%)
Alaska Air Group                                         35,201(b)            590,673
Allegiant Travel                                          8,541(b,d)          444,474
AMR                                                      30,335(b)            144,395
Continental Airlines Cl B                                14,891(b,d)          156,653
Delta Air Lines                                          59,755(b)            368,688
Hawaiian Holdings                                        65,225(b)            325,473
JetBlue Airways                                          37,430(b)            184,530
SkyWest                                                  71,912               865,820
Southwest Airlines                                      448,416(d)          3,129,944
UAL                                                      73,227(b)            360,277
US Airways Group                                         81,594(b)            309,241
                                                                      ---------------
Total                                                                       6,880,168
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.2%)
Cooper Tire & Rubber                                     56,651(d)            468,504
Exide Technologies                                       62,946(b,d)          341,797
Goodyear Tire & Rubber                                  194,518(b,d)        2,137,752
Johnson Controls                                         65,605(d)          1,247,151
                                                                      ---------------
Total                                                                       4,195,204
-------------------------------------------------------------------------------------


AUTOMOBILES (0.2%)
Ford Motor                                              249,800(b,d)        1,493,804
General Motors                                           62,539(d)            120,075
Harley-Davidson                                         164,139(d)          3,637,320
                                                                      ---------------
Total                                                                       5,251,199
-------------------------------------------------------------------------------------


BEVERAGES (2.9%)
Brown-Forman Cl B                                        56,384             2,621,856
Coca-Cola                                               631,980            27,206,739
PepsiCo                                                 653,531            32,519,703
                                                                      ---------------
Total                                                                      62,348,298
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (3.8%)
Alexion Pharmaceuticals                                   6,440(b,d)          215,225
Amgen                                                 1,027,141(b)         49,785,523
Cephalon                                                 83,157(b,d)        5,455,931
Emergent BioSolutions                                    13,873(b)            148,580
Gilead Sciences                                         480,415(b,d)       22,003,007
Isis Pharmaceuticals                                     22,135(b,d)          347,077
Myriad Genetics                                          43,820(b)          1,699,778
NPS Pharmaceuticals                                      36,398(b)            125,937
Vertex Pharmaceuticals                                    9,983(b,d)          307,676
                                                                      ---------------
Total                                                                      80,088,734
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.1%)
American Woodmark                                        16,024               331,697
Apogee Enterprises                                       22,556(d)            302,250
Insteel Inds                                             27,417(d)            204,257
Masco                                                   162,071(d)          1,435,948
Owens Corning                                             7,565(b)            135,414
                                                                      ---------------
Total                                                                       2,409,566
-------------------------------------------------------------------------------------


CAPITAL MARKETS (2.5%)
Bank of New York Mellon                                 130,458(d)          3,324,070
Goldman Sachs Group                                     133,369            17,137,917
Greenhill & Co                                            4,249(d)            329,425
Knight Capital Group Cl A                                24,027(b,d)          372,178
Morgan Stanley                                        1,011,014(d)         23,900,370
MVC Capital                                              15,887               135,993
State Street                                            198,878(d)          6,787,706
Stifel Financial                                         11,707(b,d)          576,336
SWS Group                                                45,991(d)            588,225
                                                                      ---------------
Total                                                                      53,152,220
-------------------------------------------------------------------------------------


CHEMICALS (1.7%)
Ashland                                                  12,945               284,272
Balchem                                                  10,066               250,543
CF Inds Holdings                                         28,881             2,080,876
Dow Chemical                                          1,286,375(d)         20,582,001
Ecolab                                                   19,484(d)            751,108
EI du Pont de Nemours & Co                              108,801             3,035,548
Innophos Holdings                                        15,945               236,464
Olin                                                     13,436               169,294
OM Group                                                 21,790(b,d)          607,069
PPG Inds                                                 81,561(d)          3,592,762
Sigma-Aldrich                                            56,009(d)          2,455,435
Terra Inds                                                5,426               143,789
Westlake Chemical                                        14,332(d)            268,008
WR Grace & Co                                           100,680(b)            889,004
                                                                      ---------------
Total                                                                      35,346,173
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (1.1%)
BancFirst                                                 6,108(d)            260,812
BB&T                                                    218,871(d)          5,108,448
Comerica                                                125,875(d)          2,640,858
Community Trust Bancorp                                   6,575(d)            198,960
Fifth Third Bancorp                                     288,638(d)          1,183,416
First Citizens BancShares Cl A                              949               113,567
First Financial                                           7,250(d)            268,975
First Financial Bankshares                                9,490(d)            467,667
Home BancShares                                           8,731(d)            192,519
Intl Bancshares                                          20,109(d)            271,673
KeyCorp                                                 343,879(d)          2,114,856
MainSource Financial Group                               17,647(d)            152,823
Marshall & Ilsley                                       204,955(d)          1,184,640
Republic Bancorp Cl A                                    11,372(d)            252,913
SunTrust Banks                                          146,867(d)          2,120,759
TowneBank                                                11,883               204,744
Trustmark                                                18,398               399,973
UMB Financial                                            10,116(d)            463,009
Wells Fargo & Co                                        268,910(d)          5,380,888
Wilshire Bancorp                                         33,656(d)            135,970
Zions Bancorporation                                      9,592(d)            104,841
                                                                      ---------------
Total                                                                      23,222,311
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.6%)
Avery Dennison                                           48,390(d)          1,390,729
Clean Harbors                                             5,723(b)            286,722
Herman Miller                                            13,791               205,072
HNI                                                      20,631               319,781
Kimball Intl Cl B                                        44,536               244,503
Republic Services                                       189,157             3,972,297
Rollins                                                  10,199(d)            183,582
RR Donnelley & Sons                                      80,980               943,417
Sykes Enterprises                                        13,650(b)            268,359


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE LARGE CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
COMMERCIAL SERVICES & SUPPLIES (CONT.)
United Stationers                                        11,111(b,d)         $363,663
Viad                                                      8,386               160,005
Waste Management                                        182,113(d)          4,856,953
                                                                      ---------------
Total                                                                      13,195,083
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (1.8%)
3Com                                                    129,413(b)            524,123
Airvana                                                  49,195(b)            279,920
ARRIS Group                                              40,980(b,d)          437,257
Cisco Systems                                           489,238(b)          9,452,078
Corning                                                 747,258            10,924,911
InterDigital                                             28,749(b)            756,674
Motorola                                                133,924(d)            740,600
NETGEAR                                                  21,473(b)            343,783
QUALCOMM                                                328,496            13,901,950
Starent Networks                                          7,295(b,d)          143,930
Tellabs                                                  25,863(b)            135,522
                                                                      ---------------
Total                                                                      37,640,748
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (3.9%)
Adaptec                                                  83,576(b)            239,027
Apple                                                    85,193(b,d)       10,719,835
Dell                                                    831,979(b)          9,667,596
Electronics for Imaging                                  26,387(b)            259,120
Hewlett-Packard                                         338,952            12,195,493
IBM                                                     414,283(e)         42,758,149
Lexmark Intl Cl A                                       205,444(b,d)        4,030,811
NCR                                                      18,658(b,d)          189,379
Novatel Wireless                                         26,135(b,d)          179,025
Seagate Technology                                       57,900(c)            472,464
Sun Microsystems                                         38,258(b)            350,443
Western Digital                                          32,315(b,d)          760,049
                                                                      ---------------
Total                                                                      81,821,391
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.3%)
EMCOR Group                                              21,413(b)            445,176
Fluor                                                    70,853             2,683,203
Granite Construction                                     36,466(d)          1,438,584
KBR                                                       9,021               140,908
Michael Baker                                             6,486(b)            217,930
Perini                                                   48,557(b,d)          840,036
                                                                      ---------------
Total                                                                       5,765,837
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                                         50,354(d)          2,394,333
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.2%)
Advanta Cl B                                             88,512(d)            103,559
American Express                                         60,682(d)          1,530,400
Discover Financial Services                              80,265               652,554
SLM                                                     248,814(b,d)        1,201,772
                                                                      ---------------
Total                                                                       3,488,285
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (--%)
Rock-Tenn Cl A                                           16,616               627,420
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.2%)
Genuine Parts                                           106,374             3,612,461
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.5%)
Apollo Group Cl A                                        63,211(b)          3,979,132
Career Education                                          4,579(b,d)          100,921
Corinthian Colleges                                      41,809(b,d)          643,859
H&R Block                                               372,711             5,642,845
Regis                                                    22,824               436,851
Universal Technical Institute                            12,637(b,d)          179,951
                                                                      ---------------
Total                                                                      10,983,559
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (4.8%)
Bank of America                                       3,728,404(d)         33,294,648
Citigroup                                             6,585,055(d)         20,084,418
CME Group                                                 8,563             1,895,420
JPMorgan Chase & Co                                   1,392,574            45,954,941
KKR Financial Holdings LLC                              563,202               760,323
Moody's                                                   6,357               187,659
                                                                      ---------------
Total                                                                     102,177,409
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
CenturyTel                                               50,795(d)          1,379,084
Embarq                                                   80,980             2,960,629
Frontier Communications                                 134,518               956,423
Qwest Communications Intl                               109,903(d)            427,523
Shenandoah Telecommunications                            12,924(d)            253,698
                                                                      ---------------
Total                                                                       5,977,357
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (1.2%)
Hawaiian Electric Inds                                    8,279(d)            128,656
Northeast Utilities                                      66,433             1,396,422
Pinnacle West Capital                                    43,106             1,180,242
Portland General Electric                                20,589               376,161
Progress Energy                                         106,320(d)          3,627,638
Southern                                                624,912(d)         18,047,459
                                                                      ---------------
Total                                                                      24,756,578
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.3%)
Emerson Electric                                        138,702             4,721,416
Encore Wire                                               9,949               217,286
GrafTech Intl                                            55,444(b,d)          487,353
                                                                      ---------------
Total                                                                       5,426,055
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.6%)
Anixter Intl                                             19,722(b,d)          784,541
Arrow Electronics                                        29,162(b)            663,144
Avnet                                                    30,955(b)            677,605
Benchmark Electronics                                    82,459(b)          1,000,228
Ingram Micro Cl A                                        42,662(b)            619,452
Insight Enterprises                                      47,127(b)            269,566
Jabil Circuit                                           340,886             2,761,177
Methode Electronics                                      32,965               198,449
SYNNEX                                                   23,322(b,d)          502,123
Tyco Electronics                                        266,407(c,d)        4,646,138
                                                                      ---------------
Total                                                                      12,122,423
-------------------------------------------------------------------------------------





ENERGY EQUIPMENT & SERVICES (2.3%)
Baker Hughes                                            144,325             5,135,084
BASiC Energy Services                                    52,684(b,d)          537,377
BJ Services                                             139,383(d)          1,936,030
Complete Production Services                             30,311(b)            202,477
ENSCO Intl                                              152,581             4,314,991
GulfMark Offshore                                        12,678(b)            340,785
Halliburton                                             469,588             9,495,068
Helmerich & Payne                                        12,989(d)            400,321
Lufkin Inds                                               8,971               313,088
Nabors Inds                                             178,656(b,c)        2,717,358
Natl Oilwell Varco                                      200,633(b,d)        6,075,167
Noble                                                   144,406             3,946,616
Oil States Intl                                           7,333(b,d)          138,594
Parker Drilling                                         149,991(b)            413,975
Patterson-UTI Energy                                     28,165(d)            357,977
Pioneer Drilling                                         40,209(b)            201,045
Rowan Companies                                          84,835(d)          1,324,274
Smith Intl                                              105,370             2,723,815
Tidewater                                                 6,622(d)            286,402
Unit                                                      7,740(b,d)          211,225
Weatherford Intl                                        462,660(b,d)        7,694,035
                                                                      ---------------
Total                                                                      48,765,704
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (3.9%)
Casey's General Stores                                   12,446               331,188
Ingles Markets Cl A                                      17,188               268,305
Nash Finch                                                8,093(d)            237,044
Pantry                                                   17,068(b)            403,146
SUPERVALU                                               117,282(d)          1,917,561
SYSCO                                                   119,812             2,795,214
Walgreen                                                242,493(d)          7,621,555
Wal-Mart Stores                                       1,344,366            67,756,045
Winn-Dixie Stores                                        44,499(b,d)          509,959
                                                                      ---------------
Total                                                                      81,840,017
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.8%)
Bunge                                                     7,180(d)            344,712
Cal-Maine Foods                                          11,403(d)            301,837
Campbell Soup                                            89,343             2,297,902
Darling Intl                                             42,476(b)            242,963
Dean Foods                                               76,931(b)          1,592,472
Diamond Foods                                             7,437(d)            194,775
Flowers Foods                                            24,001(d)            554,423
Fresh Del Monte Produce                                  16,371(b,c)          237,707
General Mills                                           358,305            18,162,481
Hershey                                                  10,235(d)            369,893
J&J Snack Foods                                           7,348               284,808
JM Smucker                                               79,073(d)          3,115,476
Kellogg                                                 100,341             4,225,360
Lancaster Colony                                          3,254(d)            142,525
Lance                                                    11,712               271,250
Ralcorp Holdings                                         17,045(b)            974,292
Sanderson Farms                                           8,480(d)            338,352
Sara Lee                                                395,987             3,294,612
TreeHouse Foods                                          17,104(b,d)          454,795
Tyson Foods Cl A                                         56,300               593,402
                                                                      ---------------
Total                                                                      37,994,037
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE LARGE CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


GAS UTILITIES (0.2%)
Atmos Energy                                              4,936              $121,969
Laclede Group                                             9,965               345,586
New Jersey Resources                                     25,623               843,509
Nicor                                                    32,666(d)          1,049,885
Piedmont Natural Gas                                     25,754(d)            628,913
Questar                                                  73,004             2,169,679
                                                                      ---------------
Total                                                                       5,159,541
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)
Becton Dickinson & Co                                    94,068             5,689,233
Covidien                                                200,575(c)          6,614,964
Greatbatch                                                9,720(b,d)          204,509
Medtronic                                                28,942               926,144
St. Jude Medical                                         32,370(b)          1,085,042
STERIS                                                   23,797(d)            573,508
Thoratec                                                 29,234(b,d)          849,540
Volcano                                                  28,992(b,d)          382,404
                                                                      ---------------
Total                                                                      16,325,344
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (1.6%)
AMERIGROUP                                               31,195(b)            931,795
Cardinal Health                                          93,991             3,175,956
CIGNA                                                   419,342(d)          8,265,231
Coventry Health Care                                     29,018(b)            461,676
DaVita                                                   84,394(b)          3,913,350
Emergency Medical Services Cl A                           6,485(b)            225,937
Gentiva Health Services                                  12,919(b)            205,800
Health Net                                                9,990(b,d)          144,256
HealthSpring                                             60,412(b,d)          557,603
HMS Holdings                                              6,951(b,d)          208,391
Humana                                                   21,368(b)            614,971
Kindred Healthcare                                       60,238(b,d)          784,299
Landauer                                                  5,797(d)            307,125
LHC Group                                                 6,103(b,d)          139,270
Magellan Health Services                                 31,902(b)            943,023
Molina Healthcare                                        21,468(b,d)          464,782
Omnicare                                                  9,838(d)            252,935
Quest Diagnostics                                       130,706             6,709,139
Tenet Healthcare                                        142,071(b)            319,660
Triple-S Management Cl B                                 15,743(b,c,d)        201,825
UnitedHealth Group                                      236,124             5,553,636
Universal American Financial                             25,232(b)            260,647
Universal Health Services Cl B                            2,648(d)            133,459
                                                                      ---------------
Total                                                                      34,774,766
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (--%)
Allscripts-Misys Healthcare Solutions                    35,792(d)            444,536
Computer Programs & Systems                               4,537               158,750
                                                                      ---------------
Total                                                                         603,286
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (2.3%)
Bob Evans Farms                                           6,334(d)            153,600
California Pizza Kitchen                                 12,680(b,d)          199,203
Intl Game Technology                                     86,368             1,066,645
McDonald's                                              867,618            46,235,362
Panera Bread Cl A                                         2,083(b,d)          116,669
Starwood Hotels & Resorts Worldwide                      23,901(d)            498,575
Wyndham Worldwide                                        86,900             1,014,992
                                                                      ---------------
Total                                                                      49,285,046
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.9%)
American Greetings Cl A                                  24,198(d)            189,954
Black & Decker                                           39,371(d)          1,586,651
Centex                                                  133,790             1,463,663
DR Horton                                               201,667(d)          2,631,754
Garmin                                                   13,878(c,d)          349,587
Harman Intl Inds                                         72,907(d)          1,326,178
KB Home                                                  54,179(d)            979,015
Leggett & Platt                                         102,924             1,477,989
Lennar Cl A                                             134,250(d)          1,307,595
Natl Presto Inds                                          8,400(d)            598,584
Newell Rubbermaid                                        40,565               423,904
NVR                                                         401(b)            202,653
Pulte Homes                                             111,267             1,280,683
Ryland Group                                             16,765               347,203
Snap-On                                                  32,903             1,116,070
Stanley Works                                             8,721               331,660
Toll Brothers                                             6,345(b)            128,550
Whirlpool                                                51,835(d)          2,340,869
                                                                      ---------------
Total                                                                      18,082,562
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (3.7%)
Central Garden & Pet Cl A                                21,148(b)            191,812
Clorox                                                   89,335(d)          5,007,227
Colgate-Palmolive                                       194,109(d)         11,452,431
Kimberly-Clark                                           85,492             4,201,077
Procter & Gamble                                      1,140,858            56,404,020
                                                                      ---------------
Total                                                                      77,256,567
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Calpine                                                   8,553(b)             69,365
Constellation Energy Group                              104,964             2,527,533
                                                                      ---------------
Total                                                                       2,596,898
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.7%)
3M                                                      157,907             9,095,444
McDermott Intl                                           10,181(b,d)          164,321
Seaboard                                                    471               440,385
Textron                                                  93,093(d)            998,888
Tredegar                                                 16,209               284,954
Tyco Intl                                               153,987(c)          3,658,731
                                                                      ---------------
Total                                                                      14,642,723
-------------------------------------------------------------------------------------


INSURANCE (5.1%)
AFLAC                                                   147,289             4,255,179
Allied World Assurance Holdings                           6,869(c,d)          255,115
Allstate                                              1,197,191            27,930,466
American Financial Group                                 11,304               198,724
Aon                                                     210,122             8,867,148
Arch Capital Group                                        6,237(b,c)          360,374
Aspen Insurance Holdings                                 66,891(c)          1,577,290
Assurant                                                 56,546             1,381,984
Axis Capital Holdings                                    16,884(c)            416,022
Chubb                                                   140,797             5,484,043
Cincinnati Financial                                     12,519               299,830
Employers Holdings                                       36,927               307,971
Everest Re Group                                          5,516(c)            411,714
Hartford Financial Services Group                       287,244             3,294,689
HCC Insurance Holdings                                   14,014(d)            335,215
IPC Holdings                                             33,187(c)            864,189
Lincoln Natl                                            164,236             1,846,013
Marsh & McLennan Companies                              313,469             6,611,061
Max Capital Group                                        31,157(c)            515,648
Montpelier Re Holdings                                   71,187(c)            886,990
Odyssey Re Holdings                                      31,366(d)          1,201,004
PartnerRe                                                 5,647(c,d)          385,069
Platinum Underwriters Holdings                           50,402(c,d)        1,450,066
Principal Financial Group                               166,457(d)          2,719,907
Progressive                                             876,534(b)         13,393,440
Prudential Financial                                     73,159             2,112,832
RenaissanceRe Holdings                                    8,305(c)            404,121
RLI                                                      12,656(d)            607,868
Travelers Companies                                     434,027            17,855,871
Validus Holdings                                         48,236(c)          1,080,486
WR Berkley                                               19,445               464,930
Zenith Natl Insurance                                    29,120(d)            663,645
                                                                      ---------------
Total                                                                     108,438,904
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (--%)
NetFlix                                                   3,180(b,d)          144,086
NutriSystem                                              41,148(d)            565,373
PetMed Express                                           10,222(b,d)          166,210
                                                                      ---------------
Total                                                                         875,669
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (--%)
EarthLink                                                70,156(b,d)          531,782
ModusLink Global Solutions                               71,828(b)            265,764
RealNetworks                                             67,312(b)            165,588
                                                                      ---------------
Total                                                                         963,134
-------------------------------------------------------------------------------------


IT SERVICES (1.1%)
Affiliated Computer Services Cl A                        37,071(b)          1,793,495
Automatic Data Processing                               243,236(d)          8,561,907
Ciber                                                    52,635(b)            170,011
Computer Sciences                                        88,153(b)          3,258,135
Convergys                                                13,435(b)            135,828
CSG Systems Intl                                         22,398(b,d)          324,771
ManTech Intl Cl A                                        16,893(b)            611,358


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3  RIVERSOURCE LARGE CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
IT SERVICES (CONT.)
MasterCard Cl A                                          13,068(d)         $2,397,325
NCI Cl A                                                  8,433(b,d)          205,428
Paychex                                                 134,912(d)          3,643,973
Perot Systems Cl A                                       28,231(b)            396,928
SAIC                                                     29,503(b,d)          534,004
Total System Services                                    21,811               271,983
                                                                      ---------------
Total                                                                      22,305,146
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.4%)
Brunswick                                                79,223(d)            473,754
Eastman Kodak                                           257,081(d)            784,097
Hasbro                                                   69,345             1,848,738
JAKKS Pacific                                            40,483(b)            512,110
Mattel                                                  253,773             3,796,443
                                                                      ---------------
Total                                                                       7,415,142
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.1%)
PerkinElmer                                             125,550             1,829,263
Sequenom                                                 24,827(b,d)           89,874
                                                                      ---------------
Total                                                                       1,919,137
-------------------------------------------------------------------------------------


MACHINERY (1.6%)
Cummins                                                 106,487             3,620,558
Deere & Co                                               92,031             3,797,199
Dover                                                    77,239(d)          2,377,416
Eaton                                                    74,070             3,244,266
Flowserve                                                30,090             2,043,111
Force Protection                                         84,911(b)            647,022
FreightCar America                                        7,315               140,667
Gardner Denver                                            5,361(b)            142,710
Illinois Tool Works                                     154,278             5,060,318
Ingersoll-Rand Cl A                                     286,698(c)          6,241,416
Joy Global                                                4,744(d)            120,972
Manitowoc                                               146,341(d)            870,729
Mueller Inds                                             51,804             1,138,134
NACCO Inds Cl A                                           8,300               317,475
Parker Hannifin                                          74,896             3,396,534
Terex                                                    12,700(b,d)          175,260
Timken                                                    8,432(d)            135,587
Wabtec                                                   15,282(d)            582,855
                                                                      ---------------
Total                                                                      34,052,229
-------------------------------------------------------------------------------------


MEDIA (1.5%)
CBS Cl B                                                400,340             2,818,394
Comcast Cl A                                          1,075,145            16,621,741
DIRECTV Group                                           209,156(b,d)        5,172,427
DreamWorks Animation SKG Cl A                             3,854(b)             92,535
Gannett                                                 501,357(d)          1,960,306
Marvel Entertainment                                     14,171(b,d)          422,863
Meredith                                                 46,849(d)          1,174,973
New York Times Cl A                                     233,512(d)          1,256,295
News Corp Cl A                                          283,178             2,339,050
WorldSpace Cl A                                         263,942(b,d)              818
                                                                      ---------------
Total                                                                      31,859,402
-------------------------------------------------------------------------------------


METALS & MINING (1.4%)
AK Steel Holding                                        137,071             1,783,294
Alcoa                                                   422,699(d)          3,833,880
Allegheny Technologies                                   67,633(d)          2,213,628
AM Castle & Co                                           26,449(d)            256,291
Cliffs Natural Resources                                  8,998               207,494
Commercial Metals                                        15,756(d)            234,449
Compass Minerals Intl                                     5,450               262,799
Freeport-McMoRan Copper & Gold                          168,263             7,176,417
Horsehead Holding                                        46,388(b,d)          331,210
Kaiser Aluminum                                           8,262               244,059
Nucor                                                   223,364(d)          9,088,681
Olympic Steel                                            15,484               283,977
Reliance Steel & Aluminum                                11,960               421,351
Royal Gold                                                7,173               259,376
RTI Intl Metals                                          16,677(b)            216,968
Timminco                                                510,164(b,c,d)        748,606
United States Steel                                      76,849(d)          2,040,341
Worthington Inds                                         32,120               478,588
                                                                      ---------------
Total                                                                      30,081,409
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.9%)
Big Lots                                                 70,655(b)          1,952,904
Dillard's Cl A                                           75,054               578,666
Dollar Tree                                               8,846(b)            374,540
Family Dollar Stores                                    175,923(d)          5,838,883
Fred's Cl A                                              33,104               452,201
JC Penney                                                59,453             1,824,613
Kohl's                                                  109,888(b,d)        4,983,421
Macy's                                                   81,721             1,117,943
Nordstrom                                                82,493(d)          1,866,817
Sears Holdings                                            5,951(b,d)          371,759
                                                                      ---------------
Total                                                                      19,361,747
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.9%)
CH Energy Group                                           5,431               241,354
Consolidated Edison                                     111,241(d)          4,130,377
MDU Resources Group                                       7,345               129,052
PG&E                                                    231,205(d)          8,582,329
SCANA                                                    46,751             1,412,815
Vectren                                                   5,645(d)            125,150
Wisconsin Energy                                         51,986(d)          2,077,361
Xcel Energy                                              88,229             1,626,943
                                                                      ---------------
Total                                                                      18,325,381
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (12.4%)
Apache                                                  162,893            11,868,384
Chesapeake Energy                                       233,326             4,598,855
Chevron                                               1,385,499            91,581,485
Cimarex Energy                                           10,389(d)            279,464
Clayton Williams Energy                                   5,179(b)            155,525
Comstock Resources                                       13,722(b,d)          472,860
ConocoPhillips                                          584,206            23,952,446
CONSOL Energy                                            82,570             2,582,790
EOG Resources                                            93,188(d)          5,915,574
Exxon Mobil                                             625,884            41,727,686
Frontier Oil                                             14,907               189,468
Frontline                                                 4,642(c,d)           93,443
Hess                                                    127,604             6,991,423
Marathon Oil                                            412,818            12,260,695
Massey Energy                                            92,601(d)          1,473,282
McMoRan Exploration                                      30,874(b)            169,498
Murphy Oil                                              115,540             5,512,413
Noble Energy                                             80,295(d)          4,556,741
Occidental Petroleum                                    481,190(d)         27,086,185
Peabody Energy                                          136,760(d)          3,609,096
Pioneer Natural Resources                                78,650(d)          1,818,388
Plains Exploration & Production                           5,949(b)            112,258
Rosetta Resources                                        43,026(b)            303,333
Southwestern Energy                                      72,525(b,d)        2,600,747
Spectra Energy                                          119,141             1,727,545
St. Mary Land & Exploration                               7,659(d)            136,866
Sunoco                                                   42,251(d)          1,120,074
Swift Energy                                             45,994(b)            497,655
Tesoro                                                   77,808(d)          1,186,572
USEC                                                     94,136(b)            582,702
VAALCO Energy                                            46,283(b)            220,770
Valero Energy                                           204,530(d)          4,057,875
Western Refining                                         23,140(d)            291,333
Williams Companies                                      202,174             2,850,653
World Fuel Services                                      13,605(d)            518,759
                                                                      ---------------
Total                                                                     263,102,843
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (--%)
Intl Paper                                               16,822               212,967
Wausau Paper                                             39,145(d)            341,735
                                                                      ---------------
Total                                                                         554,702
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.1%)
Estee Lauder Companies Cl A                              42,864(d)          1,281,634
-------------------------------------------------------------------------------------


PHARMACEUTICALS (12.0%)
Abbott Laboratories                                     102,899             4,306,323
Bristol-Myers Squibb                                    544,140            10,447,488
Eli Lilly & Co                                          283,187(d)          9,322,516
Forest Laboratories                                     428,566(b)          9,295,597
Johnson & Johnson                                     1,636,996            85,713,110
King Pharmaceuticals                                    594,589(b)          4,685,361
Merck & Co                                              542,121            13,141,012
Mylan                                                    44,427(b,d)          588,658
Par Pharmaceutical Companies                             19,731(b)            211,714
Pfizer                                                6,754,920(d)         90,245,730
Questcor Pharmaceuticals                                 21,229(b)             95,531
Schering-Plough                                         532,992            12,269,476
Valeant Pharmaceuticals Intl                             36,414(b)            610,299
ViroPharma                                               92,903(b)            523,044
Watson Pharmaceuticals                                   46,739(b)          1,446,105
Wyeth                                                   266,933            11,317,959
                                                                      ---------------
Total                                                                     254,219,923
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4  RIVERSOURCE LARGE CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


PROFESSIONAL SERVICES (0.1%)
Administaff                                              15,452              $411,950
Heidrick & Struggles Intl                                15,205(d)            256,965
Huron Consulting Group                                    4,487(b,d)          215,152
ICF Intl                                                  5,224(b,d)          143,712
Kelly Services Cl A                                      32,477               368,939
Korn/Ferry Intl                                          30,868(b,d)          326,892
Manpower                                                  7,508               323,520
TrueBlue                                                 49,670(b,d)          482,295
                                                                      ---------------
Total                                                                       2,529,425
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.1%)
Capstead Mtge                                            18,396               209,530
Digital Realty Trust                                      3,469(d)            124,919
Equity Residential                                       61,054(d)          1,397,526
Health Care REIT                                          3,868(d)            131,783
Investors Real Estate Trust                              22,612(d)            209,161
Liberty Property Trust                                    7,850               191,069
UDR                                                       9,138(d)             92,020
                                                                      ---------------
Total                                                                       2,356,008
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
Avatar Holdings                                           8,745(b)            162,482
St. Joe                                                   6,506(b,d)          161,869
                                                                      ---------------
Total                                                                         324,351
-------------------------------------------------------------------------------------


ROAD & RAIL (1.5%)
Arkansas Best                                            33,461(d)            772,280
Burlington Northern Santa Fe                            103,127             6,959,010
Con-way                                                   3,857(d)             95,576
CSX                                                     147,945             4,377,693
Genesee & Wyoming Cl A                                   10,684(b,d)          320,520
Norfolk Southern                                        204,721(d)          7,304,445
Old Dominion Freight Line                                10,109(b,d)          284,568
Ryder System                                             44,802             1,240,567
Saia                                                     26,543(b)            346,652
Union Pacific                                           186,461(d)          9,162,694
Werner Enterprises                                       18,060(d)            295,281
                                                                      ---------------
Total                                                                      31,159,286
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.0%)
Altera                                                  176,226(d)          2,874,246
Amkor Technology                                        141,788(b)            611,106
Atmel                                                    32,711(b,d)          125,610
Infineon Technologies                                   806,777(b,c,d)      2,151,309
Infineon Technologies ADR                               614,065(b,c,d)      1,568,936
Intel                                                 1,283,714            20,257,006
Lam Research                                             20,084(b,d)          559,942
Linear Technology                                        89,514(d)          1,949,615
LSI                                                     406,802(b)          1,562,120
MEMC Electronic Materials                               156,783(b,d)        2,539,885
Microchip Technology                                     67,521(d)          1,552,983
MKS Instruments                                          29,302(b)            458,576
Natl Semiconductor                                      114,937(d)          1,421,771
NVIDIA                                                   21,718(b,d)          249,323
OmniVision Technologies                                  40,728(b)            387,323
Sigma Designs                                            26,295(b,d)          339,731
Silicon Image                                            79,753(b,d)          216,928
Teradyne                                                 33,804(b)            200,796
Xilinx                                                  111,568(d)          2,280,450
Zoran                                                    33,505(b)            299,535
                                                                      ---------------
Total                                                                      41,607,191
-------------------------------------------------------------------------------------


SOFTWARE (2.9%)
Ariba                                                    28,138(b,d)          270,406
Compuware                                               240,368(b)          1,797,953
EPIQ Systems                                              8,672(b,d)          134,156
Intuit                                                   54,265(b)          1,255,149
Macrovision Solutions                                    13,309(b)            269,108
Microsoft                                             2,175,020            44,065,906
Oracle                                                  659,566            12,756,007
Pegasystems                                               7,084               123,757
Quality Systems                                           8,208(d)            440,113
Take-Two Interactive Software                            35,806(d)            325,118
TeleCommunication Systems Cl A                           31,053(b)            304,630
                                                                      ---------------
Total                                                                      61,742,303
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (5.6%)
Aaron Rents                                              14,425(d)            484,103
Abercrombie & Fitch Cl A                                121,228(d)          3,280,430
Aeropostale                                               9,520(b,d)          323,394
American Eagle Outfitters                                12,985               192,438
Asbury Automotive Group                                  38,005               367,508
AutoNation                                              123,439(b,d)        2,186,105
AutoZone                                                 17,990(b,d)        2,993,356
Barnes & Noble                                            9,537(d)            249,106
Bed Bath & Beyond                                       193,604(b,d)        5,889,434
Best Buy                                                125,015             4,798,076
Blockbuster Cl A                                        261,540(b,d)          213,155
Brown Shoe                                               35,184(d)            226,233
Cato Cl A                                                27,254               523,822
Chico's FAS                                              96,855(b)            739,972
Children's Place Retail Stores                           13,580(b,d)          386,215
Collective Brands                                        48,547(b,d)          704,902
Dress Barn                                               46,627(b,d)          705,933
Finish Line Cl A                                         51,549               438,167
Foot Locker                                              48,084               571,719
Gap                                                     282,083(d)          4,383,570
Genesco                                                  12,496(b)            284,659
Group 1 Automotive                                       34,272(d)            729,994
Home Depot                                            2,137,091            56,248,234
Hot Topic                                                59,577(b,d)          729,222
Jo-Ann Stores                                            18,977(b,d)          347,659
Jos A Bank Clothiers                                     19,777(b,d)          799,782
Limited Brands                                          133,601             1,525,723
Lowe's Companies                                        749,982            16,124,612
Men's Wearhouse                                          50,831               947,490
Monro Muffler Brake                                       6,976               174,191
Office Depot                                            499,362(b)          1,293,348
PetSmart                                                  9,435(d)            215,873
RadioShack                                              161,303             2,271,146
Rent-A-Center                                            43,584(b)            838,992
Ross Stores                                               7,639(d)            289,824
Sherwin-Williams                                         48,115(d)          2,725,234
Stage Stores                                             34,037               416,953
Staples                                                 100,397             2,070,186
Tiffany & Co                                             51,022(d)          1,476,577
Wet Seal Cl A                                            86,206(b)            328,445
                                                                      ---------------
Total                                                                     119,495,782
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.8%)
Carter's                                                 26,542(b)            567,468
Coach                                                   178,276(b)          4,367,762
Jones Apparel Group                                     143,519             1,326,116
Liz Claiborne                                           253,530             1,201,732
Nike Cl B                                                79,319(d)          4,161,868
Polo Ralph Lauren                                        27,092(d)          1,458,633
Skechers USA Cl A                                        24,247(b)            283,690
Steven Madden                                            16,880(b)            496,610
VF                                                       49,245(d)          2,918,751
                                                                      ---------------
Total                                                                      16,782,630
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.4%)
Capitol Federal Financial                                 2,312(d)             90,076
First Niagara Financial Group                            42,786               579,322
Freddie Mac                                             112,515(d)             87,199
Hudson City Bancorp                                      17,047               214,110
NewAlliance Bancshares                                   12,085(d)            156,017
Ocwen Financial                                          34,121(b)            379,426
People's United Financial                               368,372             5,753,971
Trustco Bank NY                                          23,917               143,502
United Financial Bancorp                                 17,441               231,442
                                                                      ---------------
Total                                                                       7,635,065
-------------------------------------------------------------------------------------


TOBACCO (0.1%)
Lorillard                                                32,647             2,061,005
Star Scientific                                          32,367(b,d)          159,246
                                                                      ---------------
Total                                                                       2,220,251
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.4%)
Beacon Roofing Supply                                    27,278(b)            433,720
Fastenal                                                 74,300(d)          2,850,148
Rush Enterprises Cl A                                    27,585(b)            363,019
Watsco                                                   12,534(d)            538,335
WESCO Intl                                               10,007(b)            260,182
WW Grainger                                              37,197(d)          3,120,084
                                                                      ---------------
Total                                                                       7,565,488
-------------------------------------------------------------------------------------


WATER UTILITIES (--%)
Aqua America                                              5,838(d)            107,127
California Water Service Group                            6,437               251,236
                                                                      ---------------
Total                                                                         358,363
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
5  RIVERSOURCE LARGE CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Sprint Nextel                                         1,283,585(b)         $5,596,430
USA Mobility                                             37,213               413,809
                                                                      ---------------
Total                                                                       6,010,239
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $2,431,538,034)                                                 $2,091,958,390
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.7%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term
 Cash Fund, 0.28%                                    15,456,233(f)        $15,456,233
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $15,456,233)                                                       $15,456,233
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (19.6%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                    414,008,436          $414,008,436
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $414,008,436)                                                     $414,008,436
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,861,002,703)(g)                                              $2,521,423,059
=====================================================================================





INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2009



                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                            LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                        86            $18,705,000       June 2009          $1,288,438



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2009.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2009, the value of foreign securities represented 1.8% of net assets.

(d)  At April 30, 2009, security was partially or fully on loan.

(e) At April 30, 2009, investments in securities included securities valued at $4,118,079 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at April 30, 2009.

(g) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $2,861,003,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $106,356,000
     Unrealized depreciation                                                     (445,936,000)
     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(339,580,000)
     ----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
6  RIVERSOURCE LARGE CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                   FAIR VALUE AT APRIL 30, 2009
                                                -----------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS            TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in securities                        $2,521,423,059         $--             $--        $2,521,423,059
Other financial instruments*                          1,288,438          --              --             1,288,438
-----------------------------------------------------------------------------------------------------------------
Total                                            $2,522,711,497         $--             $--        $2,522,711,497
-----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
7  RIVERSOURCE LARGE CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2009

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                        RIVERSOURCE LARGE CAP VALUE FUND

                                AT APRIL 30, 2009



APRIL 30, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (97.4%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (3.4%)
Boeing                                                   6,660(d)            $266,733
Honeywell Intl                                          13,660                426,329
United Technologies                                     11,071                540,707
                                                                      ---------------
Total                                                                       1,233,769
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (1.5%)
United Parcel Service Cl B                              10,417(d)             545,226
-------------------------------------------------------------------------------------


AIRLINES (1.1%)
AMR                                                     14,735(b)              70,139
Continental Airlines Cl B                                6,731(b,d)            70,810
Delta Air Lines                                         20,525(b)             126,638
UAL                                                      8,489(b,d)            41,766
US Airways Group                                        22,840(b)              86,564
                                                                      ---------------
Total                                                                         395,917
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.4%)
Amgen                                                    3,116(b)             151,033
-------------------------------------------------------------------------------------


CAPITAL MARKETS (2.2%)
Bank of New York Mellon                                  9,607                244,786
Goldman Sachs Group                                      3,484(d)             447,694
Morgan Stanley                                           5,203(d)             122,999
                                                                      ---------------
Total                                                                         815,479
-------------------------------------------------------------------------------------


CHEMICALS (5.2%)
Air Products & Chemicals                                 8,639                569,310
Dow Chemical                                            19,175(d)             306,800
EI du Pont de Nemours & Co                              28,906                806,477
Praxair                                                  2,775                207,043
                                                                      ---------------
Total                                                                       1,889,630
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.2%)
US Bancorp                                               4,160(d)              75,795
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.8%)
Waste Management                                        11,454                305,478
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (1.3%)
Cisco Systems                                           23,730(b)             458,464
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (4.3%)
Hewlett-Packard                                         30,324(d)           1,091,057
IBM                                                      4,580                472,702
                                                                      ---------------
Total                                                                       1,563,759
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.2%)
Insituform Technologies Cl A                             3,949(b)              60,538
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (3.5%)
Bank of America                                         57,387(d)             512,466
CIT Group                                               58,072                128,920
JPMorgan Chase & Co                                     19,570(d)             645,810
                                                                      ---------------
Total                                                                       1,287,196
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (4.1%)
AT&T                                                    30,404(d)             778,950
Deutsche Telekom                                         9,183(c,d)           111,072
FairPoint Communications                                   363(d)                 378
Verizon Communications                                  19,827(d)             601,551
                                                                      ---------------
Total                                                                       1,491,951
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.8%)
ABB ADR                                                 21,591(c)             307,024
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.2%)
Tyco Electronics                                         4,215(c,d)            73,510
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (6.1%)
Baker Hughes                                             7,897(d)             280,975
Halliburton                                             18,501                374,090
Schlumberger                                             6,238                305,600
Transocean                                              13,744(b,c)           927,445
Weatherford Intl                                        21,352(b,d)           355,084
                                                                      ---------------
Total                                                                       2,243,194
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (3.7%)
CVS Caremark                                             9,085                288,721
Wal-Mart Stores                                         20,821              1,049,379
                                                                      ---------------
Total                                                                       1,338,100
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
Covidien                                                 4,861(c)             160,316
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (1.0%)
Cardinal Health                                          3,472                117,319
UnitedHealth Group                                      10,236                240,751
                                                                      ---------------
Total                                                                         358,070
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (1.6%)
Carnival Unit                                           21,062                566,147
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.8%)
Centex                                                   9,600                105,024
DR Horton                                                3,252(d)              42,439
KB Home                                                  6,438                116,334
Pulte Homes                                              3,962(d)              45,603
                                                                      ---------------
Total                                                                         309,400
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.7%)
Tyco Intl                                               11,382(c)             270,436
-------------------------------------------------------------------------------------


INSURANCE (7.8%)
ACE                                                     12,049(c)             558,110
Allstate                                                 3,295                 76,872
Chubb                                                    3,700                144,115
Everest Re Group                                         8,425(c)             628,842
Lincoln Natl                                             2,978                 33,473
Marsh & McLennan Companies                              14,107                297,517
RenaissanceRe Holdings                                   1,874(c)              91,189
Travelers Companies                                      8,927                367,257
XL Capital Cl A                                         68,879(c)             655,038
                                                                      ---------------
Total                                                                       2,852,413
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.4%)
Thermo Fisher Scientific                                 4,261(b,d)           149,476
-------------------------------------------------------------------------------------


MACHINERY (6.3%)
Caterpillar                                             20,698(d)             736,435
Deere & Co                                               2,243                 92,546
Eaton                                                    9,579                419,560
Illinois Tool Works                                     19,101(d)             626,513
Ingersoll-Rand Cl A                                      8,675(c)             188,855
Parker Hannifin                                          5,124                232,373
                                                                      ---------------
Total                                                                       2,296,282
-------------------------------------------------------------------------------------


MEDIA (0.1%)
Sirius XM Radio                                        101,498(b)              39,523
-------------------------------------------------------------------------------------


METALS & MINING (1.7%)
Alcoa                                                   21,569(d)             195,631
Freeport-McMoRan Copper & Gold                           3,873                165,183
Nucor                                                    6,629(d)             269,734
                                                                      ---------------
Total                                                                         630,548
-------------------------------------------------------------------------------------


MULTILINE RETAIL (1.3%)
Kohl's                                                   3,301(b,d)           149,700
Macy's                                                  10,079(d)             137,881
Target                                                   4,266                176,015
                                                                      ---------------
Total                                                                         463,596
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.5%)
Dominion Resources                                       6,169                186,057
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (13.5%)
Anadarko Petroleum                                       9,245(d)             398,090
Apache                                                   4,725                344,264


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE LARGE CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS (CONT.)
BP ADR                                                  17,627(c)            $748,442
Chevron                                                 19,392              1,281,811
ConocoPhillips                                          21,245                871,045
Devon Energy                                             3,684                191,015
EnCana                                                   3,409(c)             155,894
Exxon Mobil                                              6,022                401,487
Petroleo Brasileiro ADR                                 10,835(c,d)           363,731
Ultra Petroleum                                          2,533(b,d)           108,412
Valero Energy                                            3,273                 64,936
                                                                      ---------------
Total                                                                       4,929,127
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (1.0%)
Weyerhaeuser                                            10,468(d)             369,102
-------------------------------------------------------------------------------------


PHARMACEUTICALS (7.1%)
Abbott Laboratories                                      9,481                396,780
Bristol-Myers Squibb                                    22,853                438,777
Johnson & Johnson                                        7,533                394,428
Merck & Co                                              17,682(d)             428,612
Pfizer                                                  21,136(d)             282,377
Schering-Plough                                         17,395                400,433
Wyeth                                                    6,227(d)             264,025
                                                                      ---------------
Total                                                                       2,605,432
-------------------------------------------------------------------------------------


ROAD & RAIL (0.2%)
CSX                                                      2,611                 77,259
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.6%)
Infineon Technologies                                    6,717(b,c)            17,911
Intel                                                   78,290              1,235,417
Taiwan Semiconductor Mfg ADR                            41,004(c,d)           433,412
                                                                      ---------------
Total                                                                       1,686,740
-------------------------------------------------------------------------------------


SOFTWARE (3.9%)
Microsoft                                               21,765                440,959
Oracle                                                  26,849                519,259
Symantec                                                26,394(b)             455,297
                                                                      ---------------
Total                                                                       1,415,515
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (2.4%)
Best Buy                                                 4,418(d)             169,563
Home Depot                                              13,849(d)             364,506
Lowe's Companies                                         8,068                173,462
Staples                                                  7,555(d)             155,784
                                                                      ---------------
Total                                                                         863,315
-------------------------------------------------------------------------------------


TOBACCO (3.1%)
Lorillard                                               13,836                873,466
Philip Morris Intl                                       7,013                253,871
                                                                      ---------------
Total                                                                       1,127,337
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $37,924,846)                                                       $35,592,154
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.7%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.28%                973,504(e)            $973,504
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $973,504)                                                             $973,504
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (22.7%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     8,279,403             $8,279,403
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $8,279,403)                                                         $8,279,403
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $47,177,753)(f)                                                    $44,845,061
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2009.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2009, the value of foreign securities represented 15.6% of net assets.

(d)  At April 30, 2009, security was partially or fully on loan.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at April 30, 2009.

(f) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $47,178,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $1,901,000
     Unrealized depreciation                                                      (4,234,000)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(2,333,000)
     ---------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
2  RIVERSOURCE LARGE CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                   FAIR VALUE AT APRIL 30, 2009
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                            $44,845,061          $--             $--        $44,845,061





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3  RIVERSOURCE LARGE CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2009

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Large Cap Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date June 29, 2009


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal
   Financial Officer

Date June 29, 2009